Hewitt Money Market Fund

Hewitt Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

Series of Hewitt Series Trust

INVESTMENT OBJECTIVE
The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees (USD $)	Hewitt Money Market Fund Administrative Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hewitt Money Market Fund Administrative Shares
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.88%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver/Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)		0.95%
[1]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the master portfolio into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the master portfolio. This arrangement is in effect through the close of business April 30, 2013 and neither BFA nor the master portfolio can discontinue the agreement prior to May 1, 2013 without the consent of the board of trustees of the master portfolio. Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Hewitt Money Market Fund Administrative Shares	97	309	539	1,199

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises). “High quality” indicates that the securities present minimal credit risk, as determined by BFA, the Portfolio’s investment adviser, in accordance with guidelines established by the Board of Trustees of MIP. The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in obligations of domestic banks.

MAIN RISKS

A variety of factors can affect the performance of the Fund. These include:

  Concentration Risk—the Portfolio may concentrate its investments in the U.S. banking industry, thereby subjecting it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).
  Interest Rate Risk—interest rate risk is the risk that the value of a debt security may fall when interest rates rise. The Portfolio’s investments are subject to the risk of sharply rising or falling interest rates that could cause the Portfolio’s income to fluctuate as the market value of the Portfolio’s securities fluctuates. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates more than the market price of shorter term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the Portfolio’s securities may vary.
  Credit Risk—credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or to repay principal, the return on an investment in the Portfolio would be adversely affected. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
  Income Risk—income risk is the risk that the Fund’s yield will vary as the short-term securities in the Portfolio mature, and proceeds are reinvested in securities with different interest rates.
  Money Market Fund Regulatory Risk—the Securities and Exchange Commission continues to evaluate the rules governing money market funds, and may propose further changes or adopt new reforms to money market regulation. It is possible that changes to the rules governing money market funds will significantly impact the operation or performance of the Portfolio or the Fund.
  Market Risk—market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply or unpredictably.
  Selection Risk—selection risk is the risk that the securities selected by Portfolio’s manager will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Amortized Cost Risk—in the event that the Board of Trustees of MIP, including a majority of independent Trustees, determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.
  Extension Risk—When interest rates rise, certain obligations will be paid off by the payor more slowly than anticipated, causing the value of these securities to fall.
  Prepayment Risk—When interest rates fall, certain obligations will be paid off by the payor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.
  Foreign Exposure Risk—Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Mortgage-and Asset-Backed Securities Risks—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  Variable and Floating Rate Instrument Risk—The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return

1.14% (Q3 2007)	0.01% (Q4 2011)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	1 Year	5 Years	10 Years
Hewitt Money Market Fund Administrative Shares	0.03%	1.31%	1.49%

To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	HEWITT SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001065899
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Hewitt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Hewitt Money Market Fund

(Nasdaq Ticker Symbol: HEWXX)

Series of Hewitt Series Trust

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hewitt Money Market Fund (the “Fund”), a series of Hewitt Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the “Portfolio”), which is a series of the Master Investment Portfolio (“MIP”). The Portfolio has the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Portfolio expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises). “High quality” indicates that the securities present minimal credit risk, as determined by BFA, the Portfolio’s investment adviser, in accordance with guidelines established by the Board of Trustees of MIP. The Portfolio may concentrate its investments (i.e., invest 25% or more of its total assets) in obligations of domestic banks.

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

A variety of factors can affect the performance of the Fund. These include:

  Concentration Risk—the Portfolio may concentrate its investments in the U.S. banking industry, thereby subjecting it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).
  Interest Rate Risk—interest rate risk is the risk that the value of a debt security may fall when interest rates rise. The Portfolio’s investments are subject to the risk of sharply rising or falling interest rates that could cause the Portfolio’s income to fluctuate as the market value of the Portfolio’s securities fluctuates. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates more than the market price of shorter term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises historically have involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of the Portfolio’s securities may vary.
  Credit Risk—credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or to repay principal, the return on an investment in the Portfolio would be adversely affected. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
  Income Risk—income risk is the risk that the Fund’s yield will vary as the short-term securities in the Portfolio mature, and proceeds are reinvested in securities with different interest rates.
  Money Market Fund Regulatory Risk—the Securities and Exchange Commission continues to evaluate the rules governing money market funds, and may propose further changes or adopt new reforms to money market regulation. It is possible that changes to the rules governing money market funds will significantly impact the operation or performance of the Portfolio or the Fund.
  Market Risk—market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply or unpredictably.
  Selection Risk—selection risk is the risk that the securities selected by Portfolio’s manager will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Amortized Cost Risk—in the event that the Board of Trustees of MIP, including a majority of independent Trustees, determines that the extent of a deviation between the Portfolio’s amortized cost per share and its market-based net asset value per share could result in material dilution or other unfair results to shareholders, the Board of Trustees of MIP will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including, but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.
  Extension Risk—When interest rates rise, certain obligations will be paid off by the payor more slowly than anticipated, causing the value of these securities to fall.
  Prepayment Risk—When interest rates fall, certain obligations will be paid off by the payor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.
  Foreign Exposure Risk—Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.
  Mortgage-and Asset-Backed Securities Risks—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.
  Variable and Floating Rate Instrument Risk—The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart above:

Best Quarter Return	Worst Quarter Return

1.14% (Q3 2007)	0.01% (Q4 2011)

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain current 7-day yield information for the shares of the Fund, call 1-800-890-3200.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-890-3200
Hewitt Money Market Fund | Administrative Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%) [1]
Total Annual Fund Operating Expenses (after Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	539
10 Years	rr_ExpenseExampleYear10	1,199
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	0.98%
2003	rr_AnnualReturn2003	0.31%
2004	rr_AnnualReturn2004	0.49%
2005	rr_AnnualReturn2005	2.37%
2006	rr_AnnualReturn2006	4.22%
2007	rr_AnnualReturn2007	4.48%
2008	rr_AnnualReturn2008	2.00%
2009	rr_AnnualReturn2009	0.07%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	1.49%

[1]	The Management Fee disclosed is the investment advisory fee payable to BlackRock Fund Advisors ("BFA"), the investment adviser to the master portfolio into which the Fund currently invests. BFA has contractually agreed to waive 0.03% of its advisory fees for the master portfolio. This arrangement is in effect through the close of business April 30, 2013 and neither BFA nor the master portfolio can discontinue the agreement prior to May 1, 2013 without the consent of the board of trustees of the master portfolio. Hewitt Associates LLC ("Hewitt"), the Fund's administrator, has agreed to waive or absorb ordinary operating expenses of the Fund (excluding interest, brokerage commissions and extraordinary expenses of the Fund) in an amount equal to the greater of (a) the amount by which the ordinary operating expenses exceed the aggregate per annum rate of 0.95% of the Fund's average daily net assets attributable to the Fund or (b) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. This arrangement will remain in effect unless and until the Board of Trustees of the Trust (the "Board of Trustees") approves its termination.